Business Overview Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended											1 Months Ended		12 Months Ended
	Jul. 31, 2012 Segment	Dec. 31, 2012 M	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Capitalized software development cost	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Capitalized software development cost	Dec. 31, 2012 Prepaid Licensing and Royalty Fees Minimum	Dec. 31, 2012 Prepaid Licensing and Royalty Fees Maximum	Dec. 31, 2012 Property Available for Operating Lease	Dec. 31, 2011 Property Available for Operating Lease	Jul. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Apr. 30, 2010 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2010 Mangas Everest Societe Par Actions Simplifiee
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Number of business segments	2		2
Percentage of gaming software and service business sold													33.66%	60.00%	60.00%
Cumulative translation adjustment		$ (22,800,000)	$ (24,400,000)	$ (22,600,000)
Finite lived intangible assets, useful life					3 years	3 years	9 years	5 years	2 years	5 years
Cash equivalents original maturity period to be considered as highly liquid		3
Operating lease, carrying amount of land and buildings		1,949,000	4,288,000	5,301,000							1,200,000	1,300,000
Operating lease, rental income		74,000	72,000	41,000
Operating lease, minimum rental income to be received through September 2013		53,000
Advertising expenses		3,200,000	3,500,000	12,700,000
Prepaid advertising		$ 1,000	$ 110,000